Capital and financial risk management - Market risk - Interest rate management (Details) - Interest rate risk - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024
Capital and financial risk management
Percentage of reasonably possible increase in risk assumption	1.00%
Increase in profit before tax due to reasonably possible increase in designated risk component	€ 26	€ 13